SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,840,000	$ 6,840,000	$ 2,054,000
Accumulated Amortization	(2,501,442)	(2,059,496)	(1,356,338)
Net Carrying Amount	$ 4,338,558	$ 4,780,504	697,662
Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years
Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years	10 years
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,569,000	$ 2,569,000	923,000
Accumulated Amortization	(876,036)	(725,724)	(536,661)
Net Carrying Amount	$ 1,692,964	$ 1,843,276	$ 386,339
Trade Names [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	8 years	8 years	8 years
Trade Names [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years	10 years	10 years
Customer Relationship [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,669,000	$ 2,669,000	$ 883,000
Accumulated Amortization	(1,182,139)	(1,033,306)	(685,823)
Net Carrying Amount	$ 1,486,861	$ 1,635,694	$ 197,177
Customer Relationship [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years	4 years
Customer Relationship [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	6 years	6 years	5 years
Non-Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,602,000	$ 1,602,000	$ 238,000
Accumulated Amortization	(443,267)	(300,467)	(133,646)
Net Carrying Amount	$ 1,158,733	$ 1,301,533	$ 104,354
Non-Compete [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years	4 years
Non-Compete [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years	5 years	5 years
Website [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)			4 years
Gross Carrying Amount			$ 10,000
Accumulated Amortization			(208)
Net Carrying Amount			$ 9,792